Share Capital (Details) - USD ($)			6 Months Ended	12 Months Ended
	Sep. 26, 2025	Aug. 21, 2025	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 25, 2025	Jun. 11, 2024
Share Capital [Line Items]
Par value	$ 2.19
Number of shares issued						0.75	26,996,392
Average daily trading volume percentage			25.00%
Public float percentage		10.00%
Purchased of common shares		31,673,791
Cancelled shares				1,235,900	1,840,000
Average price of per share				$ 2.24	$ 1.54
Aggregate gross proceeds	$ 100,000,001
Exercise price	$ 2.63
Purchase of warrant for a period	36 months
Incurred transaction costs	$ 8,819,331
Warrant liability	4,123,753			$ 13,599,316		$ 53,241,889
Instruments within equity	$ 4,695,578
Ordinary shares [member]
Share Capital [Line Items]
Par value
Public float percentage							10.00%
Preference shares [member]
Share Capital [Line Items]
Number of shares issued				20,000,000
Percentage of cumulative dividends				9.00%
Ordinary shares [member]
Share Capital [Line Items]
Private placement offering	45,662,101			45,662,101